Equity - Employee Equity Awards, Restricted Stock Units (Detail) - RSUs [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning of year, Number	883,759
Awarded, Number	366,266
Vested, Number	(252,675)	(179,070)	(151,792)
Forfeited, Number	(54,259)
End of year, Number	943,091	883,759
Beginning of year, Weighted average grant date fair value	$ 22.58
Awarded, Weighted average grant date fair value	45.60
Vested, Weighted average grant date fair value	18.47
Forfeited, Weighted average grant date fair value	21.66
End of year, Weighted average grant date fair value	$ 32.69	$ 22.58